DEFERRED TAX (Detail Textuals) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax liabilities have not been recognised	$ 956,000	$ 603,000	$ 241,000
Unabsorbed tax losses	$ 580,000	$ 580,000	$ 580,000